Income Taxes (Deferred Tax Valluation Allowances) (Details 6) - Deferred Tax Valuation Allowance [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Begining of Period	$ 41,319	$ 69,545	$ 65,521
Tax Expense and Revaluation	7,423	4,709	4,024
Deductions	0	(32,935)	0
Balance at End of Period	$ 48,742	$ 41,319	$ 69,545